Annual Total Returns	12 Months Ended
Dec. 31, 2025
Defiance Daily Target 2X Long LLY ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	44.38%
Defiance Daily Target 2X Long MSTR ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(89.06%)
Defiance Daily Target 2X Long NVO ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(76.72%)
Defiance Daily Target 2X Long AVGO ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	47.02%
Defiance Daily Target 2X Long SMCI ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(69.70%)